Provision for taxes, civil and labor risks - Changes in provisions (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provision for taxes, civil and labor risks
Balance at the beginning of the year	R$ 76.4	R$ 81.8
Provisions recognized	78.4	53.7
Utilized provisions	(81.6)	(59.1)
Balance at the ending of the year	R$ 73.2	R$ 76.4